Organization	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Background and general:
Organization

Note A — Organization

Cubic Energy, Inc. is an independent upstream energy company engaged in the development and production of, and exploration for, crude oil and natural gas. Our oil and gas assets and activities are concentrated exclusively in Louisiana and Texas.

Our corporate strategy with respect to our asset acquisition and development efforts was to position the Company in a low risk opportunity while building main stream high yield reserves.  The acquisition of our Cotton Valley acreage in DeSoto and Caddo Parishes, Louisiana, put us in a reservoir rich environment both in the Cotton Valley and Bossier/Haynesville Shale formations, and gives us the potential to discover additional commercial horizons that can add value to the bottom line. We have had success on our acreage with wells drilled by achieving production from not only the Cotton Valley and Bossier/Haynesville Shale formations, but also the Hosston formations.

Following the end of the quarter ended September 30, 2013, the Company entered into various financing and acquisition transactions more fully described in Note G — Subsequent Events, which are referred to herein as the “Recent Transactions”. The accompanying financial statements do not give effect to the Recent Transactions.

Note A - Background and general:

Cubic Energy, Inc. (the “Company”) is engaged in domestic crude oil, natural gas and NGL exploration, development and production, with primary emphasis on the production of oil and gas reserves through the acquisition and development of proved, producing oil and gas properties in the states of Texas and Louisiana.